Document and Entity Information	Sep. 10, 2021
Prospectus:
Document Type	497
Document Period End Date	Sep. 10, 2021
Registrant Name	Ark ETF Trust
Entity Central Index Key	0001579982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 10, 2021
Document Effective Date	Sep. 10, 2021
Prospectus Date	Nov. 30, 2020
ARK Next Generation Internet ETF | ARK Next Generation Internet ETF
Prospectus:
Trading Symbol	ARKW